INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year ended December 31,	2020	2019	2018
	$	$	$
Loss for the year before income tax	(301,000)	(296,000)	(41,000)

Expected income tax recovery based on statutory rate	(63,000)	(62,000)	(9,000)
Adjustment to expected income tax benefit:
Permanent differences	—	(4,000)	44,000
Change in tax rate	—	—	5,360,000
Change in benefit of tax assets not recognized	63,000	66,000	(5,395,000)
	—	—	—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Year ended December 31,	2020	2019	2018
	$	$	$

Non-capital loss carryforwards	14,161,000	14,098,000	13,330,000
Capital loss carryforwards	25,540,000	25,540,000	25,540,000
Capital assets	108,000	108,000	127,000
Others	115,000	115,000	264,000
Total:	39,924,000	39,861,000	39,261,000

Schedule of Operating Loss Carryforwards [Table Text Block]
2025	$98,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	504,000
2030	1,017,000
2031	1,810,000
2032	1,690,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
2038	361,000
2039	313,000
2040	364,000
Total:	$14,161,000